MAJOR CUSTOMERS	12 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 23 -	MAJOR CUSTOMERS

Three customers accounted for approximately 90 percent of revenues for the year ended March 31, 2012, with such group of customers including a single customer that accounted for approximately 97 percent of revenues for the year ended March 31, 2011.

Please note that this major customer in the year ended March 31, 2011, was the purchaser of the Lodrane® products, which have been discontinued pursuant to an announcement by the US-FDA.

Shortly after the announcement by the US-FDA, this customer cancelled all outstanding orders, other than those for which manufacturing had already begun, advising the Company that existing stocks of Lodrane® were sufficient and that additional quantities could not be sold prior to the 180 day deadline announced by the US-FDA.

The last shipment of Lodrane® products was made by the Company in April 2011 and manufacturing of Lodrane® has ceased.

While the timing of the announcement by the US-FDA resulted in such having a minimal effect on the Company’s operations for the 2011 Fiscal Year, the Company’s inability to manufacture Lodrane® has a material and adverse effect on its revenues for periods beginning after March 31, 2011.

Please refer to the Current Report on Form 8-K filed with the SEC on March 4, 2011, such filing being herein incorporated by reference, for further details on this announcement.